Interest Rate Benchmark Reform - Parent	12 Months Ended
Dec. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Interest Rate Benchmark Reform	41. INTEREST RATE BENCHMARK REFORM
Santander UK continues to work with customers and counterparties to transition any remaining agreements referencing 3-month synthetic LIBOR before that setting ends on 31 March 2024. At 31 December 2023, these represent an insignificant element of Santander UK’s exposures and there are no remaining exposures which reference other LIBOR settings.
The following tables show the notional amounts of assets, liabilities and off-balance sheet commitments at 31 December 2023 and 31 December 2022 affected by
IBOR reform that have yet to transition to an alternative benchmark interest rate.

			Group
	GBP LIBOR	USD LIBOR	Total
2023	£m	£m	£m
Assets
Financial assets at amortised cost	6	—	6
	6	—	6

2022
Assets
Derivatives	—	1,665	1,665
Financial assets at amortised cost	76	245	321
	76	1,910	1,986
Liabilities
Derivatives	66	1,846	1,912
Financial liabilities at amortised cost	—	2,491	2,491
	66	4,337	4,403
Off-balance sheet commitments given	2	—	2

Santander UK Group Holdings plc
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Interest Rate Benchmark Reform	44.19. INTEREST RATE BENCHMARK REFORM
At 31 December 2023, the Company had no remaining exposures which reference LIBOR settings.  At 31 December 2022 the company held, £2,491m of USD
LIBOR-linked Financial liabilities at amortised cost that were affected by IBOR reform and have yet to transition to an alternative benchmark interest rate as provided internally to key management personnel.
Further details of the significant interest rate benchmarks to which hedging relationships are exposed, the extent of risk exposure that is affected by IBOR reform, the effect of IBOR reform on interest rate risk management and how Santander UK's transition to alternative benchmark interest rates is being managed, are disclosed in Note 41 to the Consolidated Financial Statements.